Segment reporting (Details 3) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Non-current assets	$ 20,514,195	$ 21,632,612
Operating segments
Disclosure of operating segments [line items]
Non-current assets	20,514,195	21,479,798	$ 22,991,223
Operating segments | India
Disclosure of operating segments [line items]
Non-current assets	17,233,815	18,642,280	19,915,502
Operating segments | Germany
Disclosure of operating segments [line items]
Non-current assets	2,705,984	2,359,060	2,550,136
Operating segments | Others
Disclosure of operating segments [line items]
Non-current assets	$ 574,396	$ 478,458	$ 525,585